New Standards And Interpretations - Schedule of Significant Effects of Adopting New Standards (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Assets
Contract assets	$ 1,460	$ 162
Gross amounts due from customers for contract work-in-progress			$ 162
Trade receivables	79,617	112,419	112,403
Financial assets – available for sale			2,747
Financial assets at fair value through other comprehensive income		2,747
Deferred income tax assets	3,919	3,026	3,022
Total affected assets		118,354	118,334
Liabilities
Contract liabilities - current	756	113
Total affected liabilities		113
Equity
Retained earnings	$ 55,016	53,257	53,350
Total affected equity		53,257	53,350
Total affected liabilities and equity		53,370	$ 53,350
Effect Of Adoption Of New Standards [Member]
Assets
Contract assets		162
Gross amounts due from customers for contract work-in-progress		(162)
Trade receivables		16
Financial assets – available for sale		(2,747)
Financial assets at fair value through other comprehensive income		2,747
Deferred income tax assets		4
Total affected assets		20
Liabilities
Contract liabilities - current		113
Total affected liabilities		113
Equity
Retained earnings		(93)
Total affected equity		(93)
Total affected liabilities and equity		$ 20